Staff costs - Schedule of functional breakdown of final employment by gender (Details)	12 Months Ended
Dec. 31, 2023 people
Senior executives
Disclosure of transactions between related parties [line items]
Number of employees - men	1,580
Number of employees - women	723
Percentage of employees - men	69.00%
Percentage of employees - women	31.00%
Other executives
Disclosure of transactions between related parties [line items]
Number of employees - men	18,360
Number of employees - women	12,859
Percentage of employees - men	59.00%
Percentage of employees - women	41.00%
Other employees
Disclosure of transactions between related parties [line items]
Number of employees - men	80,509
Number of employees - women	98,733
Percentage of employees - men	45.00%
Percentage of employees - women	55.00%
Europe | Senior executives
Disclosure of transactions between related parties [line items]
Number of employees - men	1,073
Number of employees - women	500
Percentage of employees - men	68.00%
Percentage of employees - women	32.00%
Europe | Other executives
Disclosure of transactions between related parties [line items]
Number of employees - men	10,704
Number of employees - women	7,629
Percentage of employees - men	58.00%
Percentage of employees - women	42.00%
Europe | Other employees
Disclosure of transactions between related parties [line items]
Number of employees - men	31,413
Number of employees - women	38,062
Percentage of employees - men	45.00%
Percentage of employees - women	55.00%
North America | Senior executives
Disclosure of transactions between related parties [line items]
Number of employees - men	202
Number of employees - women	82
Percentage of employees - men	71.00%
Percentage of employees - women	29.00%
North America | Other executives
Disclosure of transactions between related parties [line items]
Number of employees - men	3,778
Number of employees - women	2,522
Percentage of employees - men	60.00%
Percentage of employees - women	40.00%
North America | Other employees
Disclosure of transactions between related parties [line items]
Number of employees - men	16,387
Number of employees - women	21,111
Percentage of employees - men	44.00%
Percentage of employees - women	56.00%
South America | Senior executives
Disclosure of transactions between related parties [line items]
Number of employees - men	305
Number of employees - women	141
Percentage of employees - men	68.00%
Percentage of employees - women	32.00%
South America | Other executives
Disclosure of transactions between related parties [line items]
Number of employees - men	3,878
Number of employees - women	2,708
Percentage of employees - men	59.00%
Percentage of employees - women	41.00%
South America | Other employees
Disclosure of transactions between related parties [line items]
Number of employees - men	32,709
Number of employees - women	39,560
Percentage of employees - men	45.00%
Percentage of employees - women	55.00%